Government grants - Summary of government grants (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Government grant [Line Items]
Government grants	$ 2,301	$ 568	$ 614
Norway—SkatteFunn
Disclosure of Government grant [Line Items]
Government grants	506	$ 568	$ 614
UK—R&D relief grant for SME
Disclosure of Government grant [Line Items]
Government grants	$ 1,795